Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Concentration Risk Percent

For the nine months ended September 30, 2024 and 2023, as well as the three months ended September 30, 2024 and 2023 the Company’s revenues from two major customers accounted more than 10% of the total revenue were as following:

	Nine months ended September 30, 2024		Three months ended September 30, 2024		Nine months ended September 30, 2023		Three months ended September 30, 2023
	Amount	% of Total Revenue	Amount	% of Total Revenue	Amount	% of Total Revenue	Amount	% of Total Revenue
Customer B	$6,913,939	100%	$2,001,574	100%	$4,901,355	78%	$1,666,917	92%
Customer A	$-	-%	$-	-%	$1,250,979	20%	$30,663	2%

	As of September 30, 2024		As of December 31, 2023
	Accounts Receivable	% of Total Accounts Receivable	Accounts Receivable	% of Total Accounts Receivable
Customer B	$8,619,144	100%	$5,209,169	100%
Customer A	$-	-%	$-	-%

●	Customer A: eGT New Energy Automotive Co., Ltd. (“eGT”), an unrelated party.
●	Customer B: Shanghai Xinsen Import & Export Co., Ltd (“Shanghai Xinsen”), a related party that sells RLSP’s products to Shanghai Hongyang Sealing Co., Ltd. (“Shanghai Hongyang”) and Wuhu Huichi Auto Parts Co., Ltd. (“Wuhu Huichi”), two unrelated parties of RLSP and the Company, and certified first-tier suppliers of Auto Manufacturers.

Major vendors

For the nine months ended September 30, 2024 and 2023, as well as the three months ended September 30, 2024 and 2023, the Company made purchases from the major vendors that accounted more than 10% of the total purchases were as following:

	Nine months ended September 30, 2024		Three months ended September 30, 2024		Nine months ended September 30, 2023		Three months ended September 30, 2023
	Amount	% of Total Purchase	Amount	% of Total Purchase	Amount	% of Total Purchase	Amount	% of Total Purchase
Vendor A	$6,912,778	100%	$2,011,899	100%	$5,418,472	93%	$1,696,683	99%
Vendor C	$-	-%	$-	-%	$428,109	7%	$3,269	1%

	As of September 30, 2024		As of December 31, 2023
	Accounts payable	% of Total Accounts Payable	Accounts payable	% of Total Accounts Payable
Vendor A	$6,109,189	82%	$2,871,033	22%
Vendor B	$1,348,829	18%	$4,364,105	34%
Vendor C	$-	%	$-	-%

●	Vendor A: Shanghai Haozong Rubber & Plastic Technology Co., Ltd. (“Shanghai Haozong”), a related party.
●	Vendor B: Shanghai Huaxin Economic and Trade Co., Ltd. (“Shanghai Huaxin”), a related party, purchase amounts and accounts payable balances include retainage payables.
●	Vendor C: Shanghai Yongliansen Import and Export Trading Company (“Yongliansen”), a related party.

For the years ended December 31, 2023 and 2022, the Company’s revenues from two major customers accounted more than 10% of the total revenue were as following:

	Year ended December 31, 2023		As of December 31, 2023		Year ended December 31, 2022		As of December 31, 2022
	Amount	% of Total Revenue	Accounts Receivable	% of Total Accounts Receivable	Amount	% of Total Revenue	Accounts Receivable	% of Total Accounts Receivable
Customer A	$1,280,555	13%	-	-%	$5,259,447	49%	$-	-%
Customer B	$8,593,998	86%	$5,209,169	100%	$5,338,728	50%	$4,665,735	100%

●	Customer A: eGT New Energy Automotive Co., Ltd. (“eGT”), an unrelated party.
●	Customer B: Shanghai Xinsen Import & Export Co., Ltd (“Shanghai Xinsen”), a related party that sells RLSP’s products to Shanghai Hongyang Sealing Co., Ltd. (“Shanghai Hongyang”) and Wuhu Huichi Auto Parts Co., Ltd. (“Wuhu Huichi”), two unrelated parties of RLSP and the Company, and certified first-tier suppliers of Auto Manufacturers.

Major vendors

For the years ended December 31, 2023 and 2022, the Company made purchases from the major vendors accounted more than 10% of the total purchases were as following:

	Year ended December 31, 2023		As of December 31, 2023		Year ended December 31, 2022		As of December 31, 2022
	Amount	% of Total Purchase	Accounts payable	% of Total Accounts Payable	Amount	% of Total Purchase	Accounts payable	% of Total Accounts Payable
Vendor A	$8,552,684	95%	$2,871,033	22%	$5,549,968	67%	$2,384,085	32%
Vendor B	-	-	$4,364,105	34%	$79,608	1%	$5,135,351	68%
Vendor C	$438,230	5%	-	-	$2,626,103	32%	-	-

●	Vendor A: Shanghai Haozong Rubber & Plastic Technology Co., Ltd. (“Shanghai Haozong”), a related party.
●	Vendor B: Shanghai Huaxin Economic and Trade Co., Ltd. (“Shanghai Huaxin”), a related party, purchase amounts and accounts payable balances include retainage payables.
●	Vendor C: Shanghai Yongliansen Import and Export Trading Company (“Yongliansen”), a related party.